INVESTMENTS IN ASSOCIATES - Disclosure of detailed information about carrying value of investments in associates (Details) - CAD ($) $ in Thousands				12 Months Ended
	Dec. 22, 2021	Oct. 10, 2018	Sep. 12, 2018	Aug. 31, 2022	Aug. 31, 2021
Disclosure of associates [line items]
Investments in associates				$ 5,028
Additions				2,500
Transaction costs				124
Share of net loss				(1,364)	$ (1,118)
Impairment loss				(3,266)
Investments in associates				$ 6,288	5,028
Alpha Cannabis Pharma Gmbh
Disclosure of associates [line items]
Participating share		25.00%		25.00%
Investments in associates				$ 0
Additions				0
Transaction costs				0
Share of net loss				0
Investments in associates				$ 0	0
EVIANA HEALTH CORPORATION
Disclosure of associates [line items]
Participating share				19.90%
Investments in associates				$ 0
Additions				0
Transaction costs				0
Share of net loss				0
Investments in associates				$ 0	0
Hyasynth Biologicals Inc
Disclosure of associates [line items]
Participating share	49.90%		49.90%	49.90%
Investments in associates				$ 5,028
Additions				2,500
Transaction costs				124
Share of net loss				(1,364)
Investments in associates				$ 6,288	$ 5,028